Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Inventories

	December 31, 2019	December 31, 2018
Raw materials – harvested cannabis	$659	$248
Raw materials – CBD and ingredients	76	—
Work in process – flower and extract	6,098	3,437
Finished goods – cultivation supplies	677	—
Finished goods – packaged products	1,628	400

Total	$9,138	$4,085